UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                         Washington,  D.C.  20549

                                 Form 13F

                            Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	12/31/2003

Check here if Amendment  [   ];  Amendment Number:  ______
     This Amendment (Check only one.):		[   ]	is a restatement.
                                            [   ]	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Equinox Capital Management, LLC
Address:	590 Madison Avenue
           New York, N.Y. 10022

Form 13F File Number:    28-3706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	Laurie A Vicari
Title:	Vice President
Phone:	212-207-1100

Signature, Place and Date of Signing:

/S/ Laurie A Vicari                        New York, NY
2/12/2004

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					FORM 13F SUMMARY PAGE


Report Summary:

Name of Other Included Managers:		n/a

Form 13F Information Table Entry Total:		64

Form 13F Information Table Value Total: 	$5655960  (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column
headings and list entries.] 	 NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD ORD                    COM              G0070K103    24755   597650 SH       SOLE                   263050            334600
AETNA INC NEW COM              COM              00817Y108    13557   200600 SH       SOLE                     8500            192100
ALCOA INC.                     COM              013817101    21649   569700 SH       SOLE                   250700            319000
ALTRIA GROUP INC               COM              02209S103   158054  2904344 SH       SOLE                   597344           2307000
AMERICAN TEL & T               COM              001957505    66544  3278034 SH       SOLE                   776734           2501300
ANADARKO PETE CO               COM              032511107    11442   224300 SH       SOLE                    98700            125600
APACHE CORP                    COM              037411105     7836    96618 SH       SOLE                    47644             48974
BANK ONE CORP                  COM              06423A103   151126  3314904 SH       SOLE                   800504           2514400
BOEING CO                      COM              097023105    12229   290200 SH       SOLE                   127500            162700
BP PLC SPONSORED ADR           COM              055622104   113934  2308688 SH       SOLE                   446488           1862200
BURLINGTON RES I               COM              122014103     8196   148000 SH       SOLE                    64800             83200
CARNIVAL CORP PAIRED CTF       COM              143658300    16071   404500 SH       SOLE                   177800            226700
CENDANT CORP COM               COM              151313103   238677 10717441 SH       SOLE                  2694991           8022450
CHEVRONTEXACO CORP COM         COM              166764100   222063  2570471 SH       SOLE                   660471           1910000
CIRCUIT CITY STO               COM              172737108     3893   384300 SH       SOLE                   169200            215100
CITIGROUP INC.                 COM              172967101   218788  4507377 SH       SOLE                  1116394           3390983
COMCAST CORP CL                COM              20030N200    10007   319800 SH       SOLE                    14600            305200
COMCAST CORP-CL A              COM              20030N101     7215   220042 SH       SOLE                   220042
COMERICA INC                   COM              200340107   185278  3305001 SH       SOLE                   852201           2452800
COMPUTER SCIENCES CORP COM     COM              205363104   145536  3290430 SH       SOLE                   816580           2473850
CONOCOPHILLIPS COM             COM              20825C104   269421  4108901 SH       SOLE                  1028101           3080800
CORNING INC                    COM              219350105     5393   517100 SH       SOLE                   228000            289100
DELPHI CORP COM                COM              247126105   154890 15170390 SH       SOLE                  3944590          11225800
DOW CHEM CO                    COM              260543103   104626  2516859 SH       SOLE                   675126           1841733
EASTMAN KODAK CO               COM              277461109    17276   673000 SH       SOLE                   296200            376800
ELECTRONIC DATA SYSTEMS CORP   COM              285661104   127947  5213814 SH       SOLE                  1309614           3904200
EXELON CORP COM                COM              30161N101    13153   198200 SH       SOLE                    87500            110700
FEDERAL HOME LN                COM              313400301   210069  3602000 SH       SOLE                   876650           2725350
FLEETBOSTON FINL CORP COM      COM              339030108     9749   223350 SH       SOLE                    98350            125000
GENERAL ELEC CO                COM              369604103     1942    62700 SH       SOLE                    62700
GEORGIA PAC CORP               COM              373298108    22361   729100 SH       SOLE                   321100            408000
HARTFORD FINL SVCS             COM              416515104   226010  3828735 SH       SOLE                   976458           2852277
HEALTH NET INC COM             COM              42222G108     7930   242500 SH       SOLE                   242500
HEWLETT PACKARD                COM              428236103   170429  7419624 SH       SOLE                  1952724           5466900
HONEYWELL INTERNATIONAL INC    COM              438516106   114106  3413287 SH       SOLE                   799737           2613550
IVAX CORP                      COM              465823102     7720   323300 SH       SOLE                   142500            180800
JONES APPAREL GR               COM              480074103    11700   332100 SH       SOLE                   146100            186000
JP MORGAN CHASE AND CO.        COM              46625H100   192483  5240488 SH       SOLE                  1410838           3829650
KERR MCGEE CORP                COM              492386107     3857    82964 SH       SOLE                    82964
KEYCORP                        COM              493267108    20601   702640 SH       SOLE                   315040            387600
MCDONALDS CORP                 COM              580135101   164466  6623694 SH       SOLE                  1746044           4877650
MERRILL LYNCH &                COM              590188108   206102  3514096 SH       SOLE                   886396           2627700
MONSANTO CO NEW COM            COM              61166W101   235530  8183805 SH       SOLE                  2093667           6090138
MORGAN STANLEY COM NEW         COM              617446448    11192   193400 SH       SOLE                    84500            108900
MOTOROLA INC                   COM              620076109   122097  8721190 SH       SOLE                  2108190           6613000
NORTHROP GRUMMAN CORP          COM              666807102   184509  1930010 SH       SOLE                   476260           1453750
NUCOR CORP                     COM              670346105     3875    69200 SH       SOLE                    30400             38800
OFFICE DEPOT INC               COM              676220106   128395  7683725 SH       SOLE                  1857575           5826150
PACTIV CORP COM                COM              695257105     8604   360000 SH       SOLE                   158400            201600
PPL CORP COM                   COM              69351T106    14599   333700 SH       SOLE                   146100            187600
RAYTHEON CO NEW COM            COM              755111507     6870   228700 SH       SOLE                   100600            128100
ROYAL DUTCH PETE CO NY REG     COM              780257804     3971    75800 SH       SOLE                     1600             74200
SAFEWAY STORES                 COM              786514208    22313  1018400 SH       SOLE                   448800            569600
SARA LEE CORP                  COM              803111103   114078  5254628 SH       SOLE                  1367928           3886700
SEARS ROEBUCK &                COM              812387108   127054  2793006 SH       SOLE                   732256           2060750
ST PAUL COS INC                COM              792860108   168843  4258323 SH       SOLE                   972923           3285400
TRANSOCEAN INC ORD             COM              G90078109    20550   855900 SH       SOLE                   380800            475100
TYCO INTL LTD NEW COM          COM              902124106   213994  8075232 SH       SOLE                  1925382           6149850
UNION PAC CORP COM             COM              907818108     5697    82000 SH       SOLE                    36000             46000
UNITED TECHNOLOG               COM              913017109   187554  1979048 SH       SOLE                   513298           1465750
VERIZON COMMUNICATIONS COM     COM              92343V104   171246  4881593 SH       SOLE                  1273643           3607950
WACHOVIA CORP 2ND NEW COM      COM              929903102   188432  4044477 SH       SOLE                  1056327           2988150
WASHINGTON MUTUAL INC.         COM              939322103     2215    55200 SH       SOLE                    26000             29200
WYETH COM                      COM              983024100    15261   359500 SH       SOLE                   165100            194400